Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2008	$ 3,247,906	$ 88,074	$ 1,340,146	$ (50,258)	$ 1,821,377	$ 3,199,339	$ 48,567
Add (deduct)
Net income attributable to U.S. Cellular shareholders	209,547				209,547	209,547
Net income attributable to noncontrolling interests classified as equity	21,630						21,630
Repurchase of Common Shares	(33,585)			(33,585)		(33,585)
Incentive and compensation plans	500		1,445	14,227	(15,172)	500
Adjust investment in subsidiaries for noncontrolling interest purchases	(198)		(128)			(128)	(70)
Stock-based compensation awards	16,362		16,362			16,362
Tax windfall (shortfall) from stock awards	(1,503)		(1,503)			(1,503)
Distributions to noncontrolling interests	(18,426)						(18,426)
Ending balance at Dec. 31, 2009	3,442,233	88,074	1,356,322	(69,616)	2,015,752	3,390,532	51,701
Add (deduct)
Net income attributable to U.S. Cellular shareholders	136,074				136,074	136,074
Net income attributable to noncontrolling interests classified as equity	22,992						22,992
Repurchase of Common Shares	(52,827)			(52,827)		(52,827)
Incentive and compensation plans	1,114		606	16,827	(16,319)	1,114
Adjust investment in subsidiaries for noncontrolling interest purchases	(5,812)		(4,268)			(4,268)	(1,544)
Stock-based compensation awards	18,044		18,044			18,044
Tax windfall (shortfall) from stock awards	(2,217)		(2,217)			(2,217)
Distributions to noncontrolling interests	(19,631)						(19,631)
Ending balance at Dec. 31, 2010	3,539,970	88,074	1,368,487	(105,616)	2,135,507	3,486,452	53,518
Add (deduct)
Net income attributable to U.S. Cellular shareholders	175,041				175,041	175,041
Net income attributable to noncontrolling interests classified as equity	23,532						23,532
Repurchase of Common Shares	(62,294)			(62,294)		(62,294)
Incentive and compensation plans	1,965		57	15,093	(13,185)	1,965
Stock-based compensation awards	20,183		20,183			20,183
Tax windfall (shortfall) from stock awards	(1,386)		(1,386)			(1,386)
Distributions to noncontrolling interests	(21,094)						(21,094)
Ending balance at Dec. 31, 2011	$ 3,675,917	$ 88,074	$ 1,387,341	$ (152,817)	$ 2,297,363	$ 3,619,961	$ 55,956